Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

2021	Cost	Accumulated amortization	Net book value
Power sales contracts	$58,112	$43,118	$14,994
Customer relationships	78,140	12,337	65,803
Interconnection agreements	15,072	1,721	13,351
Other (a)	10,968	—	10,968
	$162,292	$57,176	$105,116

2020	Cost	Accumulated amortization	Net book value
Power sales contracts	$57,943	$41,184	$16,759
Customer relationships	83,342	10,967	72,375
Interconnection agreements	15,028	1,458	13,570
Other (a)	12,209	—	12,209
	$168,522	$53,609	$114,913
(a) Other includes brand names, water rights and miscellaneous intangibles

Schedule of Goodwill
All goodwill pertains to the Regulated Services Group.

	2021	2020
Opening balance	$1,208,390	$1,031,696
Business acquisitions (note 3)	5,535	167,209
Foreign exchange	(12,681)	9,485
Closing balance	$1,201,244	$1,208,390